Leases (Details Narrative)											9 Months Ended	12 Months Ended
	Apr. 28, 2023 USD ($)	Apr. 28, 2023 COP ($)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 COP ($)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 COP ($)	Jan. 02, 2022 USD ($) ft²	Jan. 02, 2022 COP ($) ft²	Sep. 01, 2021 USD ($)	Sep. 01, 2021 COP ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly lease payment	$ 645	$ 3,000,000	$ 6,300		$ 507	$ 1,900,000	$ 15,290	$ 57,339,000	$ 1,013	$ 3,800,000
Square foot leased | ft²							12,400	12,400
Lease termination fees											$ 7,700	$ 7,700
Gain on extinguishment											3,825	20,148
VAT and administration fees				$ 29,000,000
Annual escalation of lease payment, percentage			2.00%	2.00%	8.00%	8.00%			3.00%	3.00%
Gains Losses on Extinguishment												$ 20,148
Real Property Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly lease payment									$ 1,013	$ 3,800,000
Gain on extinguishment											372
Annual escalation of lease payment, percentage									3.00%	3.00%
Real Property Lease Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly lease payment					$ 507	$ 1,900,000
Gain on extinguishment											$ 200
Annual escalation of lease payment, percentage					8.00%	8.00%